INVENTORIES INVENTORIES (Notes)	12 Months Ended
Dec. 31, 2019
Disclosure of inventories [Abstract]
Disclosure of inventories [text block]
INVENTORIES

	Gold		Copper
	As at December 31, 2019	As at December 31, 2018	As at December 31, 2019	As at December 31, 2018
Raw materials
Ore in stockpiles	$2,794	$2,106	$155	$151
Ore on leach pads	507	405	—	—
Mine operating supplies	617	496	52	66
Work in process	141	146	—	—
Finished products	220	176	103	2
	$4,279	$3,329	$310	$219
Non-current ore in stockpiles[1]	(2,300)	(1,696)	—	—
	$1,979	$1,633	$310	$219

[1]	Ore that we do not expect to process in the next 12 months is classified within other long-term assets.

Inventory Impairment Charges
For the years ended December 31	2019	2018
Pierina	$12	$4
Carlin	6	—
Cortez	4	—
Golden Sunlight	4	10
Lagunas Norte	—	166
Lumwana	—	18
Porgera	—	1
Inventory impairment charges[1]	$26	$199

[1]	Impairment charges in 2018 primarily relate to stockpiles at Lagunas Norte (refer to note 21).

Ore in Stockpiles	As at December 31, 2019	As at December 31, 2018
Gold
Carlin	$1,136	$841
Pueblo Viejo	649	603
Turquoise Ridge	258	13
Cortez	174	242
Loulo-Gounkoto	167	—
North Mara	136	70
Lagunas Norte	73	49
Veladero	52	39
Buzwagi	47	83
Phoenix	39	—
Porgera	33	37
Tongon	29	—
Kalgoorlie	—	125
Other	1	4
Copper
Lumwana	155	151
	$2,949	$2,257

Ore on Leach pads	As at December 31, 2019	As at December 31, 2018
Gold
Lagunas Norte	$148	$168
Veladero	123	138
Carlin	64	—
Cortez	50	81
Phoenix	44	—
Long Canyon	43	—
Turquoise Ridge	33	—
Pierina	2	18
	$507	$405

Purchase Commitments
At December 31, 2019, we had purchase obligations for supplies and consumables of approximately $1,681 million (2018: $1,972 million).